Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Operating and Financing Lease Assets and Liabilities

The following table sets forth information about the Company’s operating and financing lease assets and liabilities included in its condensed consolidated balance sheet as of June 30, 2021:

	Classification on the Condensed Consolidated Balance Sheet 30-Jun-21
Assets
Operating lease right-of-use assets	Right-of-use assets	$36,683,487
Financing lease right-of-use assets	Right-of-use assets	9,312,729
Total right of use assets		$45,996,216

Liabilities
Current liabilities:
Operating lease liability	Current operating lease liabilities	$1,487,694
Financing lease liability	Current portion of other long-term liabilities	250,103
Non-current liabilities:
Operating lease liabilities, net of current portion	Operating lease liabilities	36,570,249
Financing lease liabilities, net of current portion	Other long-term liabilities	10,643,274
Total lease liabilities		$48,951,320

The following table sets forth information about the Company’s operating and financing lease assets and liabilities included in its condensed consolidated balance sheet as of December 31, 2020:

		December 31,
		2020	2019
Assets
Operating lease right-of-use assets	Right-of-use assets	$39,736,532	$45,420,680
Financing lease right-of-use assets	Right-of-use assets	9,598,183	10,175,399
Total right of use assets		$49,334,715	$55,596,079

Liabilities
Current liabilities:
Operating lease liability	Current operating lease liabilities	1,500,698	580,646
Financing lease liability	Current financing lease liabilities	234,750	202,944
Non-current liabilities:
Operating lease liabilities, net of current portion	Operating lease liabilities	39,794,855	44,857,127
Financing lease liabilities, net of current portion	Financing lease liabilities	10,771,579	11,007,202

Total lease liabilities		$52,301,882	$56,647,919

Schedule of Supplemental Cash Flow Information Related to Leases

The following table sets forth the components of lease costs related to the Company’s leases for the three- and six-month periods ended June 30, 2021, respectively:

	Three Months Ended	Six Months Ended
	June 30, 2021	June 30, 2021
Operating Lease costs	$1,526,523	$3,053,045

Financing lease costs:
Amortization of right-of-use assets	$142,727	$374,928
Interest on lease liabilities	174,779	349,558
Total financing lease costs	$317,506	$724,486

The following table sets forth the supplemental cash flow information related to the Company’s leases for the year ended December 31, 2020:

Year Ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Financing cash flows from operating leases	$4,142,220

Financing cash flows from financing leases	203,817

Schedule of Components Lease Cost Related

The following table sets forth the components of lease costs related to the Company’s leases for the year ended December 31, 2020:

Year Ended December 31, 2020
Operating lease costs	$5,684,148

Financing lease costs:
Amortization of right-of-use assets	$577,216
Interest on lease liabilities	706,226
Total financing lease costs	$1,283,442

Schedule of Weighted Average Lease Term and Discount Rates for Operating and Financing Leases

The following table shows certain information related to the weighted-average remaining lease terms and the weighted-average discount rates for our operating and financing leases:

	Weighted Average Remaining Lease Term	Weighted Average Discount Rate
	(in years)	(annual)
Operating Leases	9.87	7.86%
Financing Leases	17.43	8.00%

The following table shows certain information related to the weighted-average remaining lease terms and the weighted-average discount rates for our operating and financing leases:

	Weighted Average Remaining Lease Term	Weighted Average Discount Rate
	(in years)	(annual)

Operating leases	10.63	7.83%
Financing leases	18.68	8.00%

Schedule of Maturity of Operating and Financing Lease Liabilities

The following table sets forth the maturity of our operating and financing leases liabilities as of June 30, 2021:

	Operating Leases	Financing Leases
Year Ended December 31,
2021 (remaining six months)	$1,439,844	$454,244
2022	2,896,808	924,385
2023	3,072,635	940,562
2024	3,065,952	957,022
2025	2,979,704	973,770
Thereafter	53,207,060	13,912,268
Total lease payments	66,662,003	18,162,251
Less: imputed interest	(28,604,060)	(7,268,874)
Total	$38,057,943	$10,893,377

The following table sets forth the maturity of our operating and financing leases liabilities as of December 31, 2020:

	Operating	Financing
	Leases	Leases
Year Ended December 31,
2021	$3,986,799	$908,487
2022	4,218,585	924,385
2023	4,110,365	940,562
2024	3,986,342	957,022
2025	3,862,319	973,770
Thereafter	59,315,797	13,912,268
Total lease payments	79,480,207	18,616,493
Less: imputed interest	(38,184,654)	(7,610,164)
Total	$41,295,553	$11,006,329